Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Share Capital
Share capital

Issued and fully paid shares:

	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At December 31, 2023	52,028,145	1,301	291,463
At December 31, 2024	52,028,145	1,301	291,463
Share issue from public offering	10,000,000	250	139,598
Share option exercises (Note 18)	1,250	—	—
At December 31, 2025	62,029,395	1,551	431,061